Short-Term Bank Loan (Details) - Notes Payable to Banks [Member]	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Mar. 28, 2023 USD ($)	Mar. 28, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 CNY (¥)
Short-Term Bank Loan [Line Items]
Loan agreement			$ 700,000	¥ 5,000,000			$ 2,460,000	¥ 17,000,000
Interest			12.00%	12.00%			4.60%	4.60%
Deposit							$ 3,000,000	¥ 17,000,000
Short-term debt	$ 423,567	¥ 3,000,000			$ 2,464,375	¥ 17,000,000